INVESTMENTS IN DEBT AND EQUITY SECURITIES (Tables)	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Schedule of Debt and Equity Securities
Marketable securities held by the Company consist of corporate bonds and equity securities.

(in thousands of $)	2019	2018
Corporate Bonds
Balance at start of the year	13,245	41,742
Disposals during the year	(583)	(26,820)
Additions during the year	2,281	—
Unrealized gain/(loss) recorded in other comprehensive income	(9)	2,244
Realized gain/(loss)*	—	(3,921)
Accumulated other-than-temporary impairment*	(2,181)	—
Balance at end of the year	12,753	13,245

	2019	2018
Shares
Balance at start of the year	73,929	52,060
Disposals during the year	(82,783)	(19,248)
Additions during the year	—	11,572
Unrealized Gain*	29,104	12,277
Realized Gain*	40,777	17,398
FX gain/(loss)	299	(130)
Balance at the end of year	61,326	73,929

Total Investment in Debt and Equity Securities	74,079	87,174

Equity Securities pledged to creditors	43,775	—

*Balances included in "Gain on investments in debt and equity securities" in the Consolidated Statements of Operations

(in thousands of $)	2019	2018
Frontline*	43,775	60,830
NorAm Drilling	4,326	3,928
ADS Crude Carriers	13,225	9,171
Total shares	61,326	73,929
*As at December 31, 2019, the carrying value of the shares held in Frontline pledged to creditors is $43.8 million (2018: $0.0 million).
Schedule of Corporate Bonds
The corporate bonds are classified as available-for-sale securities and are recorded at fair value, with unrealized gains and losses recorded as a separate component of "Other comprehensive income".

	Year ended December 31, 2019			Year ended December 31, 2018
(in thousands of $)	Amortised Cost	Unrealised gains/ (losses)*	Fair value	Amortised Cost	Unrealised gains/ (losses)*	Fair value

NorAm Drilling	4,132	558	4,690	4,715	477	5,192
Oro Negro 7.5%	5,705	—	5,705	7,886	167	8,053
Oro Negro 12%	2,281	77	2,358	—	—	—
Total corporate bonds	12,118	635	12,753	12,601	644	13,245

(in thousands of $)	2019	2018
Corporate Bonds
Balance at start of the year	13,245	41,742
Disposals during the year	(583)	(26,820)
Additions during the year	2,281	—
Unrealized gain/(loss) recorded in other comprehensive income	(9)	2,244
Realized gain/(loss)*	—	(3,921)
Accumulated other-than-temporary impairment*	(2,181)	—
Balance at end of the year	12,753	13,245

	2019	2018
Shares
Balance at start of the year	73,929	52,060
Disposals during the year	(82,783)	(19,248)
Additions during the year	—	11,572
Unrealized Gain*	29,104	12,277
Realized Gain*	40,777	17,398
FX gain/(loss)	299	(130)
Balance at the end of year	61,326	73,929

Total Investment in Debt and Equity Securities	74,079	87,174

Equity Securities pledged to creditors	43,775	—

*Balances included in "Gain on investments in debt and equity securities" in the Consolidated Statements of Operations